COMMITMENTS AND CONTINGENCIES (Details) - Aldel Financial Inc. - USD ($)			9 Months Ended
	Apr. 12, 2021	Dec. 31, 2020	Sep. 30, 2021
Other Commitments [Line Items]
Sale of units (in shares)	2,000	1,500,000
Underwriting option period		45 days
Underwriter cash discount		$ 1,000,000
Threshold number of months for after the closing of the offering to become effective, upon completion of business combination			24 months
Threshold number of months after the consummation of Business Combination			12 months
Underwriting Fees, Percentage			3.50%
Maximum percentage of fee can allocate to another financial institution or extinguish		0.50%	50.00%